Distribution Date:	09/17/21	Wells Fargo Commercial Mortgage Trust 2016-C35
Determination Date: Next Distribution Date:	09/13/21 10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-C35

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Kathleen Luzik	(703) 302-1902
Mortgage Loan Detail (Part 1)	13-16		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 2)	17-20	Special Servicer	CWCapital Asset Management LLC
Principal Prepayment Detail	21		Brian Hanson		bhanson@cwcapital.com
Historical Detail	22		900 19th Street, NW,8th Floor | Washington, DC 20006
Delinquency Loan Detail	23	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	24		Don Simon	(203) 660-6100
Specially Serviced Loan Detail - Part 1	25		375 North French Road,Suite 100 | Amherst, NY 14228
Specially Serviced Loan Detail - Part 2	26-27	Certificate Administrator	Wells Fargo Bank, N.A.
Modified Loan Detail	28		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	29		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Bond / Collateral Loss Reconciliation Detail	30	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	31		General Contact	(302) 636-4140
Supplemental Notes	32		1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.
Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 32

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000FAQ9	1.392000%	47,834,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000FAR7	2.495000%	58,672,000.00	8,545,724.04	7,201,848.12	17,767.98	483,593.39	0.00	7,703,209.49	1,343,875.92	33.57%	30.00%
A-3	95000FAS5	2.674000%	265,000,000.00	265,000,000.00	0.00	590,508.33	0.00	0.00	590,508.33	265,000,000.00	33.57%	30.00%
A-4	95000FAT3	2.931000%	227,377,000.00	227,377,000.00	0.00	555,368.32	0.00	0.00	555,368.32	227,377,000.00	33.57%	30.00%
A-SB	95000FAU0	2.788000%	67,132,000.00	64,783,993.83	1,142,658.47	150,514.81	89,241.73	0.00	1,382,415.01	63,641,335.36	33.57%	30.00%
A-4FX	95000FBC9	2.931000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4FL	95000FBA3	1.142750%	50,000,000.00	50,000,000.00	0.00	49,201.74	0.00	0.00	49,201.74	50,000,000.00	33.57%	30.00%
A-S	95000FAV8	3.184000%	69,045,000.00	69,045,000.00	0.00	183,199.40	0.00	0.00	183,199.40	69,045,000.00	26.01%	23.25%
B	95000FAY2	3.438000%	49,865,000.00	49,865,000.00	0.00	142,863.23	0.00	0.00	142,863.23	49,865,000.00	20.56%	18.38%
C	95000FAZ9	4.176000%	48,587,000.00	48,587,000.00	0.00	169,082.76	0.00	0.00	169,082.76	48,587,000.00	15.24%	13.63%
D	95000FAC0	3.142000%	56,258,000.00	56,258,000.00	0.00	147,302.20	0.00	0.00	147,302.20	56,258,000.00	9.09%	8.13%
E	95000FAE6	4.889288%	21,736,000.00	21,736,000.00	0.00	88,561.30	0.00	0.00	88,561.30	21,736,000.00	6.71%	6.00%
F	95000FAG1	4.889288%	11,508,000.00	11,508,000.00	0.00	46,888.27	0.00	0.00	46,888.27	11,508,000.00	5.45%	4.88%
G*	95000FAJ5	4.889288%	49,865,609.00	49,865,609.00	0.00	118,537.08	0.00	0.00	118,537.08	49,865,609.00	0.00%	0.00%
R	95000FAN6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,022,879,610.00	922,571,326.87	8,344,506.59	2,259,795.42	572,835.12	0.00	11,177,137.13	914,226,820.28

Notional Certificates
X-A	95000FAW6	2.051207%	785,060,000.00	684,751,717.87	0.00	1,170,473.13	743,833.83	0.00	1,914,306.96	676,407,211.28
X-B	95000FAX4	1.087078%	98,452,000.00	98,452,000.00	0.00	89,187.50	0.00	0.00	89,187.50	98,452,000.00
X-D	95000FAA4	1.747288%	56,258,000.00	56,258,000.00	0.00	81,915.77	0.00	0.00	81,915.77	56,258,000.00
Notional SubTotal			939,770,000.00	839,461,717.87	0.00	1,341,576.40	743,833.83	0.00	2,085,410.23	831,117,211.28

Deal Distribution Total					8,344,506.59	3,601,371.82	1,316,668.95	0.00	13,262,547.36

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 32

						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000FAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000FAR7	145.65250954	122.74761590	0.30283576	0.00000000	0.00000000	8.24231985	0.00000000	131.29277151	22.90489365
A-3	95000FAS5	1,000.00000000	0.00000000	2.22833332	0.00000000	0.00000000	0.00000000	0.00000000	2.22833332	1,000.00000000
A-4	95000FAT3	1,000.00000000	0.00000000	2.44249999	0.00000000	0.00000000	0.00000000	0.00000000	2.44249999	1,000.00000000
A-SB	95000FAU0	965.02403965	17.02106998	2.24207248	0.00000000	0.00000000	1.32934711	0.00000000	20.59248957	948.00296967
A-4FX	95000FBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4FL	95000FBA3	1,000.00000000	0.00000000	0.98403480	0.00000000	0.00000000	0.00000000	0.00000000	0.98403480	1,000.00000000
A-S	95000FAV8	1,000.00000000	0.00000000	2.65333333	0.00000000	0.00000000	0.00000000	0.00000000	2.65333333	1,000.00000000
B	95000FAY2	1,000.00000000	0.00000000	2.86500010	0.00000000	0.00000000	0.00000000	0.00000000	2.86500010	1,000.00000000
C	95000FAZ9	1,000.00000000	0.00000000	3.48000000	0.00000000	0.00000000	0.00000000	0.00000000	3.48000000	1,000.00000000
D	95000FAC0	1,000.00000000	0.00000000	2.61833339	0.00000000	0.00000000	0.00000000	0.00000000	2.61833339	1,000.00000000
E	95000FAE6	1,000.00000000	0.00000000	4.07440651	0.00000000	0.00000000	0.00000000	0.00000000	4.07440651	1,000.00000000
F	95000FAG1	1,000.00000000	0.00000000	4.07440650	0.00000000	0.00000000	0.00000000	0.00000000	4.07440650	1,000.00000000
G	95000FAJ5	1,000.00000000	0.00000000	2.37713090	1.69727577	19.88747194	0.00000000	0.00000000	2.37713090	1,000.00000000
R	95000FAN6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000FAW6	872.22851485	0.00000000	1.49093462	0.00000000	0.00000000	0.94748660	0.00000000	2.43842122	861.59938257
X-B	95000FAX4	1,000.00000000	0.00000000	0.90589831	0.00000000	0.00000000	0.00000000	0.00000000	0.90589831	1,000.00000000
X-D	95000FAA4	1,000.00000000	0.00000000	1.45607327	0.00000000	0.00000000	0.00000000	0.00000000	1.45607327	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 32

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	17,767.98	0.00	17,767.98	0.00	0.00	0.00	17,767.98	0.00
A-3	08/01/21 - 08/30/21	30	0.00	590,508.33	0.00	590,508.33	0.00	0.00	0.00	590,508.33	0.00
A-4	08/01/21 - 08/30/21	30	0.00	555,368.32	0.00	555,368.32	0.00	0.00	0.00	555,368.32	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	150,514.81	0.00	150,514.81	0.00	0.00	0.00	150,514.81	0.00
A-4FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4FL	08/17/21 - 09/16/21	31	0.00	49,201.74	0.00	49,201.74	0.00	0.00	0.00	49,201.74	0.00
X-A	08/01/21 - 08/30/21	30	0.00	1,170,473.13	0.00	1,170,473.13	0.00	0.00	0.00	1,170,473.13	0.00
X-B	08/01/21 - 08/30/21	30	0.00	89,187.50	0.00	89,187.50	0.00	0.00	0.00	89,187.50	0.00
X-D	08/01/21 - 08/30/21	30	0.00	81,915.77	0.00	81,915.77	0.00	0.00	0.00	81,915.77	0.00
A-S	08/01/21 - 08/30/21	30	0.00	183,199.40	0.00	183,199.40	0.00	0.00	0.00	183,199.40	0.00
B	08/01/21 - 08/30/21	30	0.00	142,863.23	0.00	142,863.23	0.00	0.00	0.00	142,863.23	0.00
C	08/01/21 - 08/30/21	30	0.00	169,082.76	0.00	169,082.76	0.00	0.00	0.00	169,082.76	0.00
D	08/01/21 - 08/30/21	30	0.00	147,302.20	0.00	147,302.20	0.00	0.00	0.00	147,302.20	0.00
E	08/01/21 - 08/30/21	30	0.00	88,561.30	0.00	88,561.30	0.00	0.00	0.00	88,561.30	0.00
F	08/01/21 - 08/30/21	30	0.00	46,888.27	0.00	46,888.27	0.00	0.00	0.00	46,888.27	0.00
G	08/01/21 - 08/30/21	30	903,384.46	203,172.77	0.00	203,172.77	84,635.69	0.00	0.00	118,537.08	991,700.90
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			903,384.46	3,686,007.51	0.00	3,686,007.51	84,635.69	0.00	0.00	3,601,371.82	991,700.90

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 32

Total Available Distribution Amount (1)	13,262,547.36
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	0.092750
Next Period 1 Month LIBOR %	0.084130
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 32

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,777,137.84	Master Servicing Fee	10,711.22
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,477.17
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	397.22
ARD Interest	0.00	Operating Advisor Fee	1,988.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	423.43
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,777,137.84	Total Fees	18,207.04

Principal		Expenses/Reimbursements
Scheduled Principal	1,155,174.35	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	40,997.40
Principal Prepayments	7,189,332.24	Special Servicing Fees (Monthly)	41,863.97
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,774.32
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	8,344,506.59	Total Expenses/Reimbursements	84,635.69

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	1,316,668.95	Interest Distribution	3,601,371.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	8,344,506.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	1,316,668.95
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	72,923.26
Total Other Collected	1,316,668.95	Total Payments to Certificateholders and Others	13,335,470.62
Total Funds Collected	13,438,313.38	Total Funds Distributed	13,438,313.35

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 32

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	922,571,327.40	922,571,327.40	Beginning Certificate Balance	922,571,326.87
(-) Scheduled Principal Collections	1,155,174.35	1,155,174.35	(-) Principal Distributions	8,344,506.59
(-) Unscheduled Principal Collections	7,189,332.24	7,189,332.24	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	914,226,820.81	914,226,820.81	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	924,465,585.87	924,465,585.87	Ending Certificate Balance	914,226,820.28
Ending Actual Collateral Balance	916,332,312.40	916,332,312.40

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.53)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.53)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.89
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 32

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	44,277,372.51	4.84%	55	4.6890	NAP	Defeased	8	44,277,372.51	4.84%	55	4.6890	NAP
2,000,000 or less	19	29,634,838.95	3.24%	56	4.7338	2.164866	1.20 or less	22	247,786,830.84	27.10%	54	5.0309	0.416157
2,000,001 to 3,000,000	6	15,346,537.45	1.68%	57	4.9539	1.841997	1.21 to 1.30	4	19,872,465.35	2.17%	55	4.7396	1.238174
3,000,001 to 4,000,000	6	20,362,101.59	2.23%	57	4.7961	2.237376	1.31 to 1.40	6	50,112,942.70	5.48%	58	4.7746	1.347953
4,000,001 to 5,000,000	13	59,595,946.84	6.52%	57	4.6241	1.686240	1.41 to 1.50	6	116,091,498.45	12.70%	57	4.7165	1.438696
5,000,001 to 6,000,000	8	42,835,266.16	4.69%	55	4.9079	1.313497	1.51 to 1.75	16	96,779,418.34	10.59%	57	4.8869	1.622608
6,000,001 to 7,000,000	4	26,054,599.41	2.85%	57	4.8945	1.069574	1.76 to 2.00	12	130,408,044.73	14.26%	57	4.6665	1.828391
7,000,001 to 8,000,000	4	30,248,121.47	3.31%	57	5.0732	1.008608	2.01 to 2.25	8	107,051,661.36	11.71%	57	4.3873	2.081476
8,000,001 to 9,000,000	4	33,119,374.75	3.62%	40	5.2129	0.723426	2.26 to 2.50	5	56,409,607.95	6.17%	56	4.4793	2.381840
9,000,001 to 10,000,000	2	18,726,626.90	2.05%	58	4.8976	1.610851	2.51 to 2.75	3	18,889,137.65	2.07%	57	4.3330	2.706607
10,000,001 to 15,000,000	11	128,120,611.95	14.01%	57	4.8072	1.653384	3.76 to 3.00	4	13,316,962.25	1.46%	56	4.6832	2.955157
15,000,001 to 20,000,000	2	35,500,394.88	3.88%	57	4.5925	1.924506	3.01 or greater	5	13,230,878.68	1.45%	57	4.6939	3.663794
20,000,001 to 30,000,000	7	162,010,590.12	17.72%	58	4.6071	1.350132	Totals	99	914,226,820.81	100.00%	56	4.7531	1.448926
30,000,001 to 50,000,000	2	86,397,815.30	9.45%	56	5.1521	0.348904
50,000,001 or greater	3	181,996,622.53	19.91%	57	4.5175	1.745259
Totals	99	914,226,820.81	100.00%	56	4.7531	1.448926
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 32

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	44,277,372.51	4.84%	55	4.6890	NAP	Rhode Island	1	20,064,518.32	2.19%	57	5.3200	0.862500
Alabama	3	13,471,045.21	1.47%	55	5.2291	1.373959	South Carolina	3	4,323,566.58	0.47%	54	5.0842	1.843403
Arizona	3	18,235,808.60	1.99%	57	4.8729	1.634340	Tennessee	3	7,279,440.39	0.80%	57	4.7090	1.540223
Arkansas	1	38,414,878.36	4.20%	57	4.7800	0.832300	Texas	10	54,309,614.04	5.94%	57	4.8966	1.700277
California	12	132,688,466.90	14.51%	57	4.4321	1.885488	Utah	1	2,450,000.00	0.27%	56	4.6590	2.418600
Colorado	1	7,521,660.28	0.82%	56	5.4390	0.185400	Virginia	1	23,671,852.97	2.59%	58	4.8100	2.179900
Connecticut	1	23,828,070.17	2.61%	58	4.5000	1.150000	Washington	1	4,083,515.99	0.45%	58	5.1320	1.678500
Delaware	2	23,054,454.47	2.52%	58	5.0552	1.207377	Wisconsin	1	57,496,622.53	6.29%	57	4.8000	1.412100
Florida	4	26,813,277.70	2.93%	56	5.1572	0.346466	Totals	130	914,226,820.81	100.00%	56	4.7531	1.448926
Georgia	4	75,407,998.49	8.25%	57	4.7836	1.773568
									Property Type³
Illinois	5	7,142,055.14	0.78%	53	4.9786	1.701387
Indiana	10	62,646,479.10	6.85%	56	5.3619	0.350840		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	1	5,530,783.61	0.60%	51	4.8600	1.640400		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	22,036,320.57	2.41%	58	4.7310	(0.680200)	Defeased	11	44,277,372.51	4.84%	55	4.6890	NAP
Louisiana	5	11,589,094.21	1.27%	57	5.0664	1.247057	Industrial	3	69,847,749.98	7.64%	56	4.8272	1.439903
Maryland	1	6,820,343.84	0.75%	56	5.0300	1.511700	Lodging	19	183,464,830.63	20.07%	54	5.1957	0.498261
Massachusetts	1	1,435,223.20	0.16%	53	5.2100	0.822300	Mixed Use	3	29,031,568.88	3.18%	57	5.0925	1.102973
Michigan	7	31,749,032.43	3.47%	56	4.6946	1.903600	Mobile Home Park	7	13,437,881.89	1.47%	57	5.1102	2.348546
Montana	1	3,477,089.63	0.38%	57	4.6900	1.585200	Multi-Family	22	103,093,717.70	11.28%	57	4.4299	1.697149
Nevada	1	4,586,336.14	0.50%	58	5.2500	1.694100	Office	11	77,153,131.09	8.44%	57	4.6519	1.742302
New Hampshire	2	66,766,052.21	7.30%	57	4.1586	1.898985	Retail	45	330,839,080.11	36.19%	57	4.5845	1.653132
New York	12	40,405,959.59	4.42%	57	4.0765	1.623351	Self Storage	9	63,081,488.02	6.90%	57	4.7322	2.251476
North Carolina	7	12,778,836.35	1.40%	56	5.2020	1.852688	Totals	130	914,226,820.81	100.00%	56	4.7531	1.448926
Ohio	12	51,337,843.14	5.62%	57	4.7653	1.995487
Pennsylvania	1	8,533,208.14	0.93%	(7)	5.3800	0.351100

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 32

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	44,277,372.51	4.84%	55	4.6890	NAP	Defeased	8	44,277,372.51	4.84%	55	4.6890	NAP
	3.750% or less	4	15,327,868.38	1.68%	58	3.6021	1.459180	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	5	12,692,270.45	1.39%	56	3.7996	1.764971	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	4	108,916,677.42	11.91%	57	4.0984	1.909160	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	75,828,040.83	8.29%	57	4.4176	2.018382	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	19	199,375,141.12	21.81%	57	4.6720	1.483715	49 months or greater	91	869,949,448.30	95.16%	56	4.7563	1.441353
	4.751% to 5.000%	19	237,771,398.84	26.01%	57	4.8485	1.481376	Totals	99	914,226,820.81	100.00%	56	4.7531	1.448926
	5.001% to 5.250%	16	80,588,503.47	8.81%	56	5.1423	1.417455
	5.251% to 5.500%	13	126,213,250.00	13.81%	52	5.3787	0.536297
	5.501% to 5.750%	3	11,655,351.58	1.27%	57	5.6597	1.325250
	5.751% or greater	1	1,580,946.21	0.17%	56	5.9500	1.731900
	Totals	99	914,226,820.81	100.00%	56	4.7531	1.448926
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 32

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	44,277,372.51	4.84%	55	4.6890	NAP	Defeased	8	44,277,372.51	4.84%	55	4.6890	NAP
	60 months or less	91	869,949,448.30	95.16%	56	4.7563	1.441353	Interest Only	8	189,650,000.00	20.74%	57	4.4145	2.070228
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	82	677,283,426.10	74.08%	56	4.8563	1.260678
	Totals	99	914,226,820.81	100.00%	56	4.7531	1.448926	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	1	3,016,022.20	0.33%	58	3.8100	2.470000
								Totals	99	914,226,820.81	100.00%	56	4.7531	1.448926
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 32

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	44,277,372.51	4.84%	55	4.6890	NAP			None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	79	791,337,189.96	86.56%	56	4.7898	1.429172
	13 to 24 months	12	78,612,258.34	8.60%	57	4.4198	1.563978
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	99	914,226,820.81	100.00%	56	4.7531	1.448926
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 32

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300571532	RT	Athens	GA	Actual/360	4.71025%	261,601.25	0.00	0.00	N/A	06/06/26	--	64,500,000.00	64,500,000.00	09/06/21
2	883100584	RT	Salem	NH	Actual/360	4.04025%	208,733.33	0.00	0.00	N/A	06/01/26	--	60,000,000.00	60,000,000.00	09/01/21
3	300571529	IN	Oconomowoc	WI	Actual/360	4.80025%	237,959.47	74,216.42	0.00	N/A	06/06/26	--	57,570,838.95	57,496,622.53	09/06/21
4	300571518	LO	Indianapolis	IN	Actual/360	5.45025%	225,676.17	104,320.59	0.00	N/A	05/06/26	--	48,087,257.53	47,982,936.94	09/06/21
5	883100589	RT	Jonesboro	AR	Actual/360	4.78025%	158,372.96	61,479.03	0.00	N/A	06/06/26	--	38,476,357.39	38,414,878.36	03/06/21
7	310935079	RT	Napa	CA	Actual/360	4.24025%	92,360.57	34,163.25	0.00	N/A	07/11/26	--	25,296,565.01	25,262,401.76	09/11/21
8	470099540	MF	New Haven	CT	Actual/360	4.50025%	92,478.05	37,233.39	0.00	N/A	07/01/26	--	23,865,303.56	23,828,070.17	09/01/21
9	306230009	LO	Overland Park	KS	Actual/360	4.73125%	89,987.07	52,269.20	0.00	N/A	07/06/26	--	22,088,589.77	22,036,320.57	03/06/20
10	306230010	Various Various		Various	Actual/360	4.65925%	99,696.13	0.00	0.00	N/A	05/06/26	--	24,850,000.00	24,850,000.00	09/06/21
11	300571545	SS	Virginia Beach	VA	Actual/360	4.81025%	98,173.03	30,308.01	0.00	N/A	07/06/26	--	23,702,160.98	23,671,852.97	09/06/21
12	310934662	RT	Sylmar	CA	Actual/360	4.10025%	78,846.54	35,188.28	0.00	N/A	07/11/26	--	22,332,614.61	22,297,426.33	09/11/21
13	300571530	MU	Providence	RI	Actual/360	5.32025%	92,050.63	28,998.41	0.00	N/A	06/06/26	--	20,093,516.73	20,064,518.32	05/06/21
14	310935927	OF	Burbank	CA	Actual/360	4.30025%	74,055.56	0.00	0.00	N/A	06/11/26	--	20,000,000.00	20,000,000.00	09/11/21
15	883100590	IN	Plymouth	MN	Actual/360	4.25025%	62,720.00	24,599.33	0.00	N/A	04/06/26	--	17,137,912.70	17,113,313.37	09/06/21
16	300571541	RT	Middletown	DE	Actual/360	4.97025%	66,419.46	19,178.88	0.00	N/A	07/06/26	--	15,519,573.76	15,500,394.88	09/06/21
18	300571527	OF	Stafford	TX	Actual/360	5.10025%	54,540.39	28,119.96	0.00	N/A	06/06/26	--	12,419,064.59	12,390,944.63	09/06/21
19	416000235	RT	Austin	TX	Actual/360	4.85025%	56,165.98	17,051.26	0.00	N/A	07/01/26	--	13,448,455.70	13,431,404.44	09/01/21
20	300571537	MF	Columbus	OH	Actual/360	4.91025%	52,216.01	17,920.17	0.00	N/A	06/06/26	--	12,349,886.23	12,331,966.06	09/06/21
21	330933943	OF	Sacramento	CA	Actual/360	4.60725%	47,578.25	18,658.16	0.00	N/A	04/11/26	--	11,993,088.18	11,974,430.02	09/11/21
22	306230022	SS	Various	Various	Actual/360	4.61025%	45,224.20	18,777.10	0.00	N/A	06/11/26	--	11,392,282.67	11,373,505.57	09/11/21
23	306230023	LO	Madeira Beach	FL	Actual/360	5.32025%	52,405.58	16,606.29	0.00	N/A	05/11/26	--	11,439,492.21	11,422,885.92	09/11/21
24	306230024	OF	Emeryville	CA	Actual/360	4.35325%	42,149.43	19,404.86	0.00	N/A	06/06/26	--	11,243,561.83	11,224,156.97	09/06/21
25	306230025	RT	Fort Worth	TX	Actual/360	4.78025%	45,706.20	17,632.11	0.00	N/A	07/06/26	--	11,104,219.33	11,086,587.22	09/06/21
26	306230026	Various Various		IN	Actual/360	5.22025%	47,761.28	15,528.63	0.00	N/A	07/11/26	--	10,625,423.90	10,609,895.27	09/11/21
27	330934722	SS	Pasadena	CA	Actual/360	4.49925%	44,552.60	0.00	0.00	N/A	05/11/26	--	11,500,000.00	11,500,000.00	09/11/21
28	300571526	SS	Various	IL	Actual/360	4.90025%	45,060.49	13,478.67	0.00	N/A	03/06/26	--	10,679,246.20	10,665,767.53	09/06/21
29	300571544	RT	Holland	MI	Actual/360	4.61025%	42,823.15	12,607.00	0.00	N/A	07/06/26	--	10,787,442.85	10,774,835.85	09/06/21
30	306230030	LO	Carlsbad	CA	Actual/360	4.94725%	40,768.16	14,728.07	0.00	N/A	07/06/26	--	9,569,211.34	9,554,483.27	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 32

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	306230031	LO	Norco	CA	Actual/360	4.84625%	38,332.61	14,410.51	0.00	N/A	07/06/26	--	9,186,554.14	9,172,143.63	09/06/21
32	883100564	LO	Cranberry Township	PA	Actual/360	5.38025%	39,590.44	12,515.88	0.00	N/A	02/06/21	--	8,545,724.02	8,533,208.14	02/06/21
33	883100580	LO	Lake Mary	FL	Actual/360	5.30025%	37,935.28	12,042.14	0.00	N/A	06/06/26	--	8,312,051.47	8,300,009.33	09/06/21
34	306230034	RT	Various	Various	Actual/360	5.21025%	36,845.84	11,530.29	0.00	N/A	02/01/26	--	8,212,805.70	8,201,275.41	09/01/21
35	300571539	LO	Lima	OH	Actual/360	4.95025%	34,514.91	12,456.85	0.00	N/A	07/06/26	--	8,097,338.72	8,084,881.87	09/06/21
36	883100581	OF	Glendale	AZ	Actual/360	5.03625%	34,458.63	9,741.33	0.00	N/A	06/06/26	--	7,946,083.90	7,936,342.57	09/06/21
37	300571533	LO	Newark	DE	Actual/360	5.23025%	34,070.58	11,108.60	0.00	N/A	06/06/26	--	7,565,168.19	7,554,059.59	02/06/21
38	883100576	LO	Colorado Springs	CO	Actual/360	5.43925%	35,278.37	10,685.00	0.00	N/A	05/06/26	--	7,532,345.28	7,521,660.28	09/06/21
39	600932664	MU	Columbus	OH	Actual/360	4.57025%	28,514.47	9,799.51	0.00	N/A	06/11/26	--	7,245,858.54	7,236,059.03	09/11/21
40	300571524	LO	Mobile	AL	Actual/360	5.00025%	28,530.65	15,313.60	0.00	N/A	05/06/26	--	6,626,474.23	6,611,160.63	09/06/21
41	410933626	IN	Frederick	MD	Actual/360	5.03025%	29,586.95	10,478.33	0.00	N/A	05/11/26	--	6,830,822.17	6,820,343.84	09/11/21
42	306230042	MF	Waxahachie	TX	Actual/360	4.92025%	30,494.58	7,197,775.89	0.00	N/A	06/06/26	--	7,197,775.89	0.00	09/06/21
43	600934674	OF	Phoenix	AZ	Actual/360	4.69025%	26,784.42	10,773.26	0.00	N/A	06/11/26	--	6,632,087.41	6,621,314.15	09/11/21
44	306230044	LO	Kennesaw	GA	Actual/360	4.93625%	23,553.40	12,748.99	0.00	N/A	07/06/26	--	5,541,958.70	5,529,209.71	08/06/21
45	300571536	MF	Syracuse	NY	Actual/360	4.85025%	25,097.59	7,619.30	0.00	N/A	07/06/26	--	6,009,400.09	6,001,780.79	09/06/21
46	610932178	IN	Bettendorf	IA	Actual/360	4.86025%	23,184.17	9,042.02	0.00	N/A	12/11/25	--	5,539,825.63	5,530,783.61	09/11/21
47	883100534	LO	Dearborn	MI	Actual/360	4.99225%	22,771.45	12,860.12	0.00	N/A	10/06/25	--	5,297,329.44	5,284,469.32	09/06/21
48	306230048	MF	Taylor	MI	Actual/360	4.62025%	21,810.62	9,019.80	0.00	N/A	06/06/26	--	5,482,351.09	5,473,331.29	09/06/21
49	300571538	SS	Avon	CO	Actual/360	4.81025%	23,800.74	7,347.77	0.00	N/A	04/06/26	--	5,746,272.09	5,738,924.32	09/06/21
50	883100571	SS	Theodore	AL	Actual/360	5.30025%	24,128.10	7,801.92	0.00	N/A	03/06/26	--	5,286,740.29	5,278,938.37	09/06/21
51	410934669	SS	Antioch	CA	Actual/360	4.54025%	21,892.89	0.00	0.00	N/A	05/11/26	--	5,600,000.00	5,600,000.00	09/11/21
52	600933088	LO	Orlando	FL	Actual/360	4.75025%	20,940.65	8,271.60	0.00	N/A	05/11/26	--	5,119,614.82	5,111,343.22	09/11/21
53	470099730	MF	Bronx	NY	Actual/360	3.54025%	15,032.57	9,787.86	0.00	N/A	06/01/26	--	4,931,407.25	4,921,619.39	09/01/21
54	306230054	LO	Rochester	NY	Actual/360	5.31425%	23,037.00	7,274.16	0.00	N/A	06/06/26	--	5,034,464.80	5,027,190.64	04/06/21
55	306230055	MF	Kettering	OH	Actual/360	4.43025%	18,763.03	8,373.84	0.00	N/A	06/06/26	--	4,918,583.67	4,910,209.83	09/06/21
56	470097850	MF	New York	NY	Actual/360	3.73025%	15,203.32	9,050.71	0.00	N/A	07/01/26	--	4,733,368.41	4,724,317.70	09/01/21
57	470100250	MF	Eastchester	NY	Actual/360	3.52025%	13,612.20	8,895.89	0.00	N/A	07/01/26	--	4,490,827.18	4,481,931.29	09/01/21
58	306230058	RT	Columbus	OH	Actual/360	4.56025%	19,610.25	5,902.58	0.00	N/A	07/01/26	--	4,994,120.50	4,988,217.92	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 32

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
59	416000234	LO	Sulphur	LA	Actual/360	5.65025%	21,830.44	9,323.44	0.00	N/A	07/01/26	--	4,486,987.18	4,477,663.74	10/01/19
60	310932946	RT	Various	Various	Actual/360	5.30025%	22,068.66	5,696.57	0.00	N/A	03/11/26	--	4,835,495.33	4,829,798.76	08/11/21
61	470098670	MF	Staten Island	NY	Actual/360	3.76025%	14,416.60	8,651.64	0.00	N/A	03/01/26	--	4,452,622.86	4,443,971.22	09/01/21
62	300571547	MF	Baton Rouge	LA	Actual/360	4.72025%	18,932.06	6,540.13	0.00	N/A	06/06/26	--	4,657,970.60	4,651,430.47	09/06/21
63	883100551	MF	Champaign	IL	Actual/360	5.17025%	19,917.79	6,897.91	0.00	N/A	12/06/25	--	4,473,953.05	4,467,055.14	09/06/21
64	300571542	RT	Henderson	NV	Actual/360	5.25025%	20,760.04	5,745.74	0.00	N/A	07/06/26	--	4,592,081.88	4,586,336.14	09/06/21
65	306230065	LO	Sequim	WA	Actual/360	5.13225%	18,086.44	9,159.66	0.00	N/A	07/06/26	--	4,092,675.65	4,083,515.99	07/06/21
66	300571535	LO	Sylva	NC	Actual/360	5.60025%	19,459.56	5,512.88	0.00	N/A	06/06/26	--	4,035,392.13	4,029,879.25	09/06/21
67	300571528	MF	Fairborn	OH	Actual/360	5.12025%	17,038.21	5,001.05	0.00	N/A	06/06/26	--	3,864,514.04	3,859,512.99	09/06/21
68	300571525	SS	Maricopa	AZ	Actual/360	4.85025%	15,382.55	5,065.51	0.00	N/A	05/06/26	--	3,683,217.39	3,678,151.88	09/06/21
69	410934645	RT	Billings	MT	Actual/360	4.69025%	14,062.48	4,918.39	0.00	N/A	06/11/26	--	3,482,008.02	3,477,089.63	09/11/21
70	306230070	MF	Wayne	MI	Actual/360	4.44825%	12,214.03	5,411.77	0.00	N/A	06/06/26	--	3,188,928.07	3,183,516.30	09/06/21
71	416000232	LO	Smyrna	GA	Actual/360	5.75025%	15,606.99	4,234.49	0.00	N/A	04/01/26	--	3,152,043.08	3,147,808.59	09/01/21
72	410933850	RT	Terre Haute	IN	Actual/360	4.69025%	11,709.24	6,990.93	0.00	N/A	05/11/26	--	2,899,322.69	2,892,331.76	09/11/21
73	300571534	SS	Kingsport	TN	Actual/360	4.82025%	13,174.13	4,074.57	0.00	N/A	03/06/26	--	3,174,063.60	3,169,989.03	09/06/21
74	410934070	MH	Carleton	MI	Actual/360	4.75025%	12,059.57	4,763.56	0.00	N/A	05/11/26	--	2,948,349.31	2,943,585.75	09/11/21
75	470099970	MF	New Rochelle	NY	Actual/360	3.81025%	9,905.21	3,093.19	0.00	N/A	07/01/26	--	3,019,115.39	3,016,022.20	09/01/21
76	306230076	MH	Grand Rapids	MI	Actual/360	4.93025%	12,358.53	3,917.58	0.00	N/A	06/11/26	--	2,911,123.94	2,907,206.36	09/11/21
77	306230077	MH	West Palm Beach	FL	Actual/360	5.33025%	11,415.51	3,628.06	0.00	N/A	04/01/26	--	2,487,188.71	2,483,560.65	09/01/21
78	300571543	RT	Temecula	CA	Actual/360	5.28025%	10,511.65	3,339.93	0.00	N/A	07/06/26	--	2,311,947.47	2,308,607.54	09/06/21
79	306230079	RT	Rockmart	GA	Actual/360	5.17025%	9,946.88	3,296.79	0.00	N/A	07/11/26	--	2,234,276.98	2,230,980.19	09/11/21
80	410933875	RT	Riverside	CA	Actual/360	5.05025%	8,988.51	3,158.83	0.00	N/A	05/11/26	--	2,066,984.68	2,063,825.85	09/11/21
81	306230081	MF	Wilson	NC	Actual/360	5.27025%	9,044.63	2,904.21	0.00	N/A	06/11/26	--	1,993,063.93	1,990,159.72	09/11/21
82	306230082	SS	Tavares	FL	Actual/360	4.67025%	7,970.60	3,012.17	0.00	N/A	06/11/26	--	1,982,051.40	1,979,039.23	09/11/21
83	416000233	MF	Clinton Township	MI	Actual/360	5.55025%	8,991.86	3,966.76	0.00	N/A	07/01/26	--	1,881,470.94	1,877,504.18	09/01/21
84	410934111	MF	Clute	TX	Actual/360	5.00025%	7,924.15	2,839.12	0.00	N/A	05/11/26	--	1,840,448.34	1,837,609.22	09/11/21
85	470099750	MF	Yonkers	NY	Actual/360	3.84025%	6,613.33	0.00	0.00	N/A	06/01/26	--	2,000,000.00	2,000,000.00	09/01/21
86	306230086	MH	New Caney	TX	Actual/360	4.90025%	7,499.69	2,584.12	0.00	N/A	06/11/26	--	1,777,410.93	1,774,826.81	09/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 32

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
87	470099100	MF	Flushing	NY	Actual/360	3.81025%	5,616.89	3,247.12	0.00	N/A	06/01/26	--	1,712,030.31	1,708,783.19	09/01/21
88	410932977	MU	South San Francisco	CA	Actual/360	4.64025%	6,927.69	2,858.03	0.00	N/A	05/11/26	--	1,733,849.56	1,730,991.53	09/11/21
89	600933722	MH	Flat Rock	NC	Actual/360	4.76025%	6,756.84	2,643.66	0.00	N/A	06/11/26	--	1,648,455.75	1,645,812.09	09/11/21
90	410932709	RT	Mission	TX	Actual/360	5.25025%	7,484.00	2,096.73	0.00	N/A	05/11/26	--	1,655,446.15	1,653,349.42	09/11/21
91	306230091	MH	Decatur	AL	Actual/360	5.95025%	8,110.54	2,027.24	0.00	N/A	05/11/26	--	1,582,973.45	1,580,946.21	09/11/21
92	470099000	MF	Great Neck	NY	Actual/360	3.83025%	5,034.18	2,916.16	0.00	N/A	04/01/26	--	1,526,410.00	1,523,493.84	09/01/21
93	306230093	MH	Houston	TX	Actual/360	5.44025%	6,927.19	2,097.29	0.00	N/A	05/11/26	--	1,478,765.31	1,476,668.02	09/11/21
94	306230094	MH	Houston	TX	Actual/360	5.44025%	6,927.19	2,097.29	0.00	N/A	05/11/26	--	1,478,765.31	1,476,668.02	09/11/21
95	883100558	RT	Columbia	SC	Actual/360	5.00725%	6,290.85	2,305.14	0.00	N/A	01/06/26	--	1,459,058.25	1,456,753.11	09/06/21
96	306230096	MH	Bradenton	FL	Actual/360	5.08025%	6,367.07	2,029.61	0.00	N/A	07/11/26	--	1,455,516.23	1,453,486.62	09/11/21
97	306230097	MH	Cleveland	OH	Actual/360	5.01025%	6,079.26	2,143.46	0.00	N/A	07/11/26	--	1,409,138.90	1,406,995.44	09/11/21
98	470095550	MF	Port Chester	NY	Actual/360	4.02025%	4,705.52	2,473.02	0.00	N/A	07/01/26	--	1,359,322.35	1,356,849.33	09/01/21
99	600933864	RT	Chattanooga	TN	Actual/360	5.09025%	5,563.16	1,925.14	0.00	N/A	05/11/26	--	1,269,243.03	1,267,317.89	09/11/21
100	410933845	OF	Terre Haute	IN	Actual/360	4.69025%	4,701.44	2,806.96	0.00	N/A	05/11/26	--	1,164,122.09	1,161,315.13	09/11/21
101	306230101	MF	Oak Park	MI	Actual/360	4.43025%	4,517.03	2,015.92	0.00	N/A	06/06/26	--	1,184,103.48	1,182,087.56	09/06/21
102	470100450	MF	New York	NY	Actual/360	3.66025%	3,782.00	0.00	0.00	N/A	07/01/26	--	1,200,000.00	1,200,000.00	09/01/21
Totals							3,777,137.84	8,344,506.59	0.00				922,571,327.40	914,226,820.81
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 32

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,646,212.37	1,398,752.69	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,349,154.20	5,510,136.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,668,345.00	3,400,856.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	979,685.66	17,799.75	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,300,698.36	0.00	--	--	--	0.00	0.00	219,473.19	1,318,124.65	0.00	0.00
7	2,790,645.39	1,416,787.92	01/01/21	06/30/21	--	0.00	0.00	126,414.90	126,414.90	0.00	0.00
8	2,030,874.00	1,793,918.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(1,161,170.00)	0.00	--	--	12/11/20	4,121,016.08	164,463.33	125,267.88	2,394,431.17	738,118.82	0.00
10	2,982,048.00	739,440.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,103,879.96	845,137.38	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,157,433.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,317,901.06	0.00	--	--	--	0.00	0.00	120,851.22	483,852.13	0.00	0.00
14	8,784,124.57	2,363,695.39	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,224,187.94	726,354.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,049,050.64	451,954.44	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,521,290.64	730,206.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,209,644.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,352,666.72	309,284.06	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,307,537.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	634,283.33	1,394,746.99	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,583,657.00	813,550.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,074,474.82	721,608.13	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,224,354.36	643,528.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,351,411.10	727,736.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	786,698.15	193,346.66	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	3,146.84	0.00
30	1,512,140.00	1,012,589.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 32

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	1,313,202.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	219,573.00	0.00	--	--	11/12/20	2,091,286.60	47,417.31	42,120.40	196,566.34	25,576.18	0.00
33	(25,095.91)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	433,779.36	136,587.43	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,665,090.00	1,240,496.59	10/01/19	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
36	994,518.73	507,466.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	760,918.00	563,028.00	07/01/19	06/30/20	--	0.00	0.00	45,104.70	316,030.50	43,231.37	0.00
38	232,613.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	734,599.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	447,503.00	0.00	--	--	--	0.00	4,991.86	0.00	0.00	0.00	0.00
41	932,143.67	197,519.76	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	665,404.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	357,138.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	788,150.00	773,782.00	04/01/19	03/31/20	--	0.00	0.00	36,278.53	36,278.53	0.00	0.00
45	575,906.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	676,137.00	345,811.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	584,895.15	572,640.97	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	771,327.46	288,390.83	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	675,104.74	197,016.59	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	595,787.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	(159,244.02)	(536,552.80)	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	208,383.00	173,616.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
54	226,522.23	0.00	--	--	02/11/21	339,440.98	10,612.12	28,709.83	143,789.75	0.00	0.00
55	1,043,877.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	438,978.00	383,341.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
57	797,418.00	711,636.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	953,881.06	422,295.69	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 32

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	(22,392.20)	0.00	--	--	09/11/20	2,688,201.21	126,443.26	18,042.44	589,649.09	56,989.52	0.00
60	287,578.44	152,823.42	01/01/21	06/30/21	--	0.00	0.00	27,466.76	27,466.76	0.00	0.00
61	235,590.00	427,799.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
62	416,685.00	312,246.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	417,923.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	555,799.08	140,125.42	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	640,774.00	624,594.00	04/01/19	03/31/20	12/11/20	0.00	0.00	27,205.81	54,456.92	0.00	0.00
66	588,490.45	745,358.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	125,862.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	702,135.95	206,094.13	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	419,038.31	102,807.80	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	444,174.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
71	326,886.33	574,202.30	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	533,630.43	110,541.28	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	379,314.00	234,686.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	480,153.00	385,917.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
76	486,662.64	258,142.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78	131,960.02	93,490.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	212,385.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	152,644.32	148,970.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	244,419.91	132,655.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	221,117.30	143,315.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
84	132,688.25	78,201.66	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	71,516.00	106,093.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
86	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 32

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
87	128,471.00	155,478.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
88	422,533.77	107,928.57	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
89	222,820.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
90	228,350.02	33,382.90	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
91	162,086.99	107,797.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
92	187,286.00	178,611.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
93	311,939.04	162,296.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
94	335,867.08	172,387.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
95	301,996.80	150,927.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
96	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
97	151,544.58	42,366.11	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
98	459,184.00	596,559.00	04/01/19	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
99	(16,681.11)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
100	269,788.44	56,604.31	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
101	165,348.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
102	102,590.00	55,544.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	105,182,041.83	38,112,313.55				9,239,944.87	353,927.88	816,935.64	5,687,060.74	867,062.73	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 32

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
42	306230042	7,189,332.24	Payoff w/ yield maintenance	0.00	1,316,668.95
Totals		7,189,332.24		0.00	1,316,668.95
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 21 of 32

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO			Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	1	4,083,515.99	0	0.00	6	97,574,631.22	1	22,036,320.57	0		0.00	0	0.00	0	0.00	1	7,189,332.24	4.753065%	4.697087%	56
08/17/21	0	0.00	1	20,093,516.73	5	77,651,567.33	1	22,088,589.77	0		0.00	1	6,626,474.23	0	0.00	0	0.00	4.754487%	4.698363%	57
07/16/21	0	0.00	1	20,122,382.90	6	81,894,224.60	1	22,140,646.89	0		0.00	1	5,310,134.51	0	0.00	0	0.00	4.754606%	4.698461%	58
06/17/21	0	0.00	1	38,603,665.12	6	63,605,129.95	1	22,195,397.80	0		0.00	0	0.00	0	0.00	0	0.00	4.754740%	4.698574%	59
05/17/21	1	38,664,370.27	1	20,182,672.16	6	48,392,157.69	1	22,247,021.56	0		0.00	0	0.00	0	0.00	0	0.00	4.758774%	4.703299%	58
04/16/21	0	0.00	1	20,214,105.33	7	55,181,027.04	1	22,301,354.74	0		0.00	0	0.00	0	0.00	0	0.00	4.758901%	4.703406%	59
03/17/21	0	0.00	2	25,107,423.60	8	94,820,309.49	0	0.00	0		0.00	0	0.00	0	0.00	0	0.00	4.759014%	4.703501%	60
02/18/21	0	0.00	2	25,152,239.29	9	106,579,154.01	0	0.00	0		0.00	0	0.00	0	0.00	0	0.00	4.759166%	4.705074%	61
01/15/21	0	0.00	3	33,588,074.15	7	86,804,064.20	0	0.00	0		0.00	0	0.00	0	0.00	0	0.00	4.759277%	4.705168%	62
12/17/20	1	7,657,695.74	3	31,076,417.93	6	81,863,869.85	0	0.00	0		0.00	0	0.00	0	0.00	0	0.00	4.759387%	4.705261%	63
11/18/20	1	5,102,864.36	3	30,914,882.80	5	77,132,458.80	0	0.00	0		0.00	0	0.00	0	0.00	0	0.00	4.759510%	4.705366%	64
10/19/20	0	0.00	4	70,067,830.92	6	51,951,091.43	0	0.00	0		0.00	0	0.00	0	0.00	0	0.00	4.759618%	4.707420%	65
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																			Page 22 of 32

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	883100589	03/06/21	5	6	219,473.19	1,318,124.65	97,348.23	38,790,135.45	08/12/20	2
7	310935079	09/11/21	0	B	126,414.90	126,414.90	0.00	25,296,565.01
9	306230009	03/06/20	17	6	125,267.88	2,394,431.17	1,482,935.15	22,971,020.52	05/29/20	2		02/18/21
13	300571530	05/06/21	3	3	120,851.22	483,852.13	100,941.84	20,182,672.16	06/16/20	2
32	883100564	02/06/21	6	5	42,120.40	196,566.34	126,904.47	8,638,073.02	07/21/20	2
37	300571533	02/06/21	6	6	45,104.70	316,030.50	52,260.77	7,636,263.79	10/28/20	13
44	306230044	08/06/21	0	B	36,278.53	36,278.53	9,328.50	5,541,958.70	02/22/21	9
54	306230054	04/06/21	4	6	28,709.83	143,789.75	39,313.61	5,064,711.03	07/17/20	2
59	416000234	10/01/19	22	6	18,042.44	589,649.09	442,296.53	4,689,218.19	08/01/19	2
60	310932946	08/11/21	0	A	27,466.76	27,466.76	0.00	4,835,495.33
65	306230065	07/06/21	1	1	27,205.81	54,456.92	9,216.50	4,101,795.01	05/22/20	2	08/13/21
Totals					816,935.64	5,687,060.74	2,360,545.60	147,747,908.21
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 23 of 32

Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		8,533,208	0		8,533,208	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		905,693,613	804,035,465	79,621,827		22,036,321
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	914,226,821	804,035,465	4,083,516	0	84,071,519	22,036,321
Aug-21	922,571,327	816,280,519	0	20,093,517	64,108,702	22,088,590
Jul-21	923,721,698	813,146,908	0	20,122,383	68,311,760	22,140,647
Jun-21	924,945,406	814,164,753	0	38,603,665	49,981,590	22,195,398
May-21	969,931,667	854,108,271	38,664,370	20,182,672	34,729,332	22,247,022
Apr-21	971,218,121	887,225,234	0	20,214,105	41,477,428	22,301,355
Mar-21	972,396,538	843,858,831	0	25,107,424	103,430,283	0
Feb-21	973,879,172	833,521,794	0	25,152,239	115,205,139	0
Jan-21	975,046,508	854,654,370	0	33,588,074	86,804,064	0
Dec-20	976,208,987	855,611,003	7,657,696	31,076,418	81,863,870	0
Nov-20	977,470,152	864,319,946	5,102,864	30,914,883	77,132,459	0
Oct-20	978,622,545	856,603,623	0	70,067,831	51,951,091	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 24 of 32

		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	883100589	38,414,878.36	38,790,135.45	130,000,000.00	04/05/16	3,757,190.36	0.83230	12/31/20	06/06/26	296
9	306230009	22,036,320.57	22,971,020.52	21,800,000.00	08/07/20	(1,161,170.00)	(0.68020)	12/31/20	07/06/26	237
13	300571530	20,064,518.32	20,182,672.16	24,000,000.00	06/04/21	1,253,002.06	0.86250	12/31/20	06/06/26	296
32	883100564	8,533,208.14	8,638,073.02	7,800,000.00	08/02/21	219,573.00	0.35110	12/31/20	02/06/21	292
37	300571533	7,554,059.59	7,636,263.79	7,800,000.00	01/22/21	493,268.00	0.90980	06/30/20	06/06/26	296
40	300571524	6,611,160.63	6,781,509.51	7,000,000.00	08/22/20	425,053.00	0.80780	12/31/20	05/06/26	235
44	306230044	5,529,209.71	5,541,958.70	5,190,000.00	03/25/21	712,277.00	1.63500	03/31/20	07/06/26	237
54	306230054	5,027,190.64	5,064,711.03	5,700,000.00	07/29/21	226,522.23	0.62270	12/31/20	06/06/26	296
59	416000234	4,477,663.74	4,689,218.19	1,400,000.00	05/24/21	(22,392.20)	(0.05980)	12/31/20	07/01/26	237
65	306230065	4,083,515.99	4,101,795.01	6,900,000.00	09/27/20	548,798.00	1.67850	03/31/20	07/06/26	237
Totals		122,331,725.69	124,397,357.38	217,590,000.00		6,452,121.45

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 25 of 32

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	883100589	RT	AR	08/12/20	2
The loan transferred to special servicing effective 8/12/2020 due to imminent default. The collateral was previously a 329,398 SF enclosed mall constructed in 2006 and located in Jonesboro, AR. The mall collateral was largely destroyed a
	tornado on	3/28/2020. The non-collateral anchors (Dillards/JCP/Target) received far less damage and reopened in 2020. The majority of the mall collateral space has been demolished after being condemned. The borrower has been
	cooperative in turning over infor		mation and access but is not willing to rebuild the property and carry the loan. A settlement under discussion under which the lender will take title to the property. The special servicer is working in depth on the insurance issues and agreements w ith non-collateral anchors in order to maximize recovery.
9	306230009	LO	KS	05/29/20	2
COVID - The loan transferred to special servicing effective 5/29/2020 for imminent monetary default. The 356-room lodging property was built in 1982 (renovated in 2016) and is located in Overland Park, KS. A lender inspection was recently
	completed	and found the collateral in need of deferred maintenance. A receiver was appointed on 10/30/2020 with Hilton continuing property management per the HMA and SNDA. Borrower has agreed to a consensual foreclosure and
	lender continues to await court a		pproval. TTM July 2021 achieved 26.2% occupancy, $107.55 ADR and $28.18 RevPAR (compared to $45.10 TTM 2020 and $72.02 TTM 2019) TTM RevPAR Index of 104.0 compares to 98.8 TTM 2020 and
	100.8 in TTM 2019. The trailing three month RevPAR Index is up y				ear-over-year, from 81.9 in 2020 to 116.1 in 2021.
13	300571530	MU	RI	06/16/20	2
COVID - The loan transferred to special servicing effective 6/16/2020 for imminent monetary default. The 105,724 sq ft mixed use property was built in 1866 (renovated in 2004) and is located in Providence, RI. Inspection was performed in
	June 2021	and reported the property to be in good condition. Current occupancy is 91% with 26 tenants. Borrower retained counsel and proceeded with a Civil Action in the Superior Court, State of Rhode Island for a State COVID Program.
Local counsel is getting appearance on file and reviewing files for next steps.

32	883100564	LO	PA	07/21/20	2
COVID - The loan transferred to special servicing effective 7/21/2020 due to payment default. The 79-room lodging property was built in 2014 and is located in Cranberry Township, PA. The property was most recently inspected on 8/19/20 and
	found to be	in good condition at that time. TTM July 2021 states 65.1% occupancy, $79.60 ADR, and $51.82 RevPAR (compared to $60.44 TTM 2020 and $79.88 TTM 2019). RevPAR Index of 150.2 compares to 132.4 in 2020 and 125.8 in
2019. The trailing three-month RevPA R Index is up year-over-year, from 142.8 in 2020 to 152.9 in 2021. The Receiver, Driftwood Hospitality, continues to be appointed by the Court. The special servicer, through counsel, recently filed a foreclosure judgement with the court. Should the C ourt agree with the judgement, it is anticipated that the asset will be on the upcoming mid-November foreclosure sale docket.
37	300571533	LO	DE	10/28/20	13
COVID - The loan transferred to special servicing effective 10/28/2020 due to an imminent monetary default. The 72-room lodging property was built in 2000 (renovated in 2015) and is located in Newark, DE. The PNL was executed on 11/24/20.
	TTM July	2021 states 72.2% Occupancy, $87.30 ADR, and $64.77 RevPAR (compared to $62.06 TTM 2020 and $86.97 TTM 2019). RevPAR Index of 104.7 compares to 101.5 in 2020 and 111.6 in 2019. The trailing three-month RevPAR
	Index is up year-over-year, from 98.1 in			2020 to 101.1 in 2021. PNA was signed on 8/12/20. The special servicer and the Borrower are no longer engaged in modification discussion as the borrower is now stating their intentions to bring the loan current and keep the loan current.
40	300571524	LO	AL	06/22/20	1
COVID - Loan transferred to special servicing 6/22/2020 for payment default. The loan is secured by a 101-room lodging property located in Mobile, AL. The property was built in 2008 and renovated in 2013, 2014, and 2015. The property was
	most recent	ly inspected on 6/29/2021 and found to be in good condition at that time. TTM July 2021 states 57.5% occupancy, $102.10 ADR, and $58.72 RevPAR (compared to $51.54 TTM 2020 and $69.34 TTM 2019). RevPAR Index of
	85.2 compares to 92.3 in 2020 and 96.8 i			n 2019. The trailing three-month RevPAR Index is up year-over-year, from 67.2 in 2020 to 83.9 in 2021. A modification of the loan closed on 4/9/2021, which has been boarded by the master servicer.
The special servicer is in communication with the mas ter servicer about having the loan returned as corrected.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 26 of 32

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
44	306230044	LO	GA	02/22/21	9
COVID - Latest workout strategy includes waiving a portion of the default interest and late charges in return for the Borrower bringing the loan current on principal, interest, tax escrow, reserves and making a one-time payment toward default inter est and late charges from the borrower's reserve account. Borrower will reimburse outstanding lender expenses and special servicing fees until the loan is returned as corrected. Borrower will also reimburse workout fees after the loan is
	returned to	the Master Servicer.

54	306230054	LO	NY	07/17/20	2
COVID - The loan transferred to special servicing effective 7/17/2020 due to payment default. The 86-room lodging property was built in 1985 (renovated in 2017 and 2019) and is located in Rochester, NY. The property was most recently
	inspected on 8/	4/21 and found to be in good condition at that time. TTM June 2021 states 46.2% occupancy, $86.39 ADR, and $39.89 RevPAR (compared to $51.28 TTM 2020 and $59.22 TTM 2019). RevPAR Index of 99.9 compares to
	94.1 in 2020 and 86.3 in 2019. The trailing t			hree-month RevPAR Index is down year-over-year, from 101.8 in 2020 to 92.0 in 2021. PNA was signed on 8/17/20. The special servicer is in process of filing for receivership and foreclosure and continues to monitor the NY foreclosure moratorium.
59	416000234	LO	LA	08/01/19	2
The loan transferred to special servicing effective 8/1/19 due to imminent monetary default. The loan is secured by a 80 room limited-service hotel built in 1997 and renovated in 2009. The subject is located in Sulphur, LA. The property was inspected 7/6/ 21 and found to be in poor condition at that time. The property was severely damaged by Hurricane Laura in late August 2020 and has remained closed since. The claim process continues to progress. The Special Servicer is being kept informed of the claim p rogress. TTM November 2020 (more recent information is not available due to the hotel"s closure) 43.5% occupancy, $70.73 ADR and $30.74 RevPAR (compare to $43.62 TTM 2019 and $56.61 TTM 2018).
RevPAR Index of 74.8 compares to 87.0 in 2019and 95.2 in 201 8. PNA is signed. SpecialServicer and Borrower have had discussions. Special Servicer is dual tracking foreclosure and potential resolutions with the Borrower.
65	306230065	LO	WA	05/22/20	2
COVID - The loan transferred to special servicing effective 5/22/2020 for imminent monetary default. The 60-room lodging property was built in 2006 and is located in Sequim, WA. A lender inspection was completed and found the collateral to be in goo d condition with no deferred maintenance. The borrower has remitted excess operating funds and financial reports to lender and requested relief due to the COVID Pandemic. The special servicer is dual tracking a foreclosure and appointment of a rece iver while remaining available for possible modification discussions. April 2021 TTM - 60.3% occupancy, $104.52 ADR and $62.98 RevPAR with a RevPAR Index of 111.5.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 27 of 32

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	300571518	38,629,000.00	5.45003%	38,629,000.00	5.45003%	10	05/06/20	05/06/20	06/11/20
40	300571524	6,870,885.05	5.00003%	6,870,885.05	5.00003%	9	04/09/21	05/20/20	--
44	306230044	5,745,474.74	4.93553%	5,745,474.74	4.93553%	10	07/07/20	05/01/20	09/11/20
47	883100534	0.00	4.99203%	0.00	4.99203%	8	03/31/20	04/06/20	04/13/20
Totals		51,245,359.79		51,245,359.79
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 28 of 32

	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance

No liquidated loans this period

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 29 of 32

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 30 of 32

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	8,283.10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,755.18	0.00	0.00	16,770.93	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	0.00	0.00	1,140.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	4,325.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	3,500.00	0.00	0.00	9,607.43	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	356.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	3,500.00	0.00	0.00	1,551.77	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	3,500.00	0.00	0.00	13,067.27	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	0.00	0.00	277.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	41,863.97	0.00	1,774.32	40,997.40	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		84,635.69

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 31 of 32

Supplemental Notes
September 2021: Servicer-Initiated Revision
The Distribution Date Statement and all relevant reports for September 2021 regarding the WFCM 2016-C35 securitization have been revised to include unscheduled principal and yield maintenance on Loan 306230042.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 32 of 32